Finance Costs and Unwinding of Obligations	6 Months Ended
Jun. 30, 2019
Disclosure of finance costs and unwinding of obligations [Abstract]
Finance Costs and Unwinding of Obligations
Finance costs and unwinding of obligations

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2019	2018	2018
US Dollar million	Reviewed	Reviewed	Audited

Finance costs	75	69	140
Unwinding of obligations	21	16	38
	96	85	178

The interest included within finance costs is calculated at effective interest rates.